Patent and Trademarks (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Patent and Trademarks [Abstract]
Patent rights and intangible assets		$ 930,000	$ 930,000
Patent defense costs		172,457	172,457
New patents and trademarks			65,738
Subtotal		1,102,457	1,168,165
Accumulated amortization		(463,691)	(395,801)
Patent rights and intangible assets, net	$ 621,793	$ 638,766	$ 772,394